Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2025:

December 31, 2024	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	58,497	—	58,497
Short-term investments	—	80,000	—	80,000
Loans at fair value	—	—	359,690	359,690
Total assets	—	138,497	359,690	498,187
Liabilities
Guarantee derivative liabilities			668,610	668,610
Total liabilities	—	—	668,610	668,610

December 31, 2025	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	78,458	—	78,458
Short-term investments	—	—	—	—
Loans at fair value	—	—	342,640	342,640
Guarantee derivative assets	—	—	1,010,471	1,010,471
Total assets	—	78,458	1,353,111	1,431,569

Summary of Activities Related to Fair Value of the Guarantee Derivatives

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	861,304	1,357,601	668,610
Cash collection	5,512,818	5,544,708	6,358,217
Net cash payout	(5,284,198)	(7,522,940)	(8,036,519)
Change in fair value(i)	267,677	1,289,241	(779)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	1,357,601	668,610	(1,010,471)

(i)
Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value, net” on the Consolidated Statements of Operations. The change in fair value was primarily driven by the fair value gains realized as a result of the release of guarantee obligation as loans are repaid, partially offset by the fair value loss from the re-measurement of the expected loss rates.

Summary of Activities Related to Fair Value of the Loans Acquired or Purchased

The following table summarizes the activities related to fair value of the loans acquired or purchased:

	For the Year Ended December 31,
	2024	2025
	(RMB in thousands, except for percentages)
Fair value of loans acquired/purchased at beginning of the year (Level 3)	420,483	359,690
Fair value at inception of loans acquired/purchased	4,592,538	2,542,351
Cash collection	(4,923,343)	(3,010,218)
Change in fair value(i)	310,007	507,381
Disposal	(39,995)	(56,564)
Fair value of loans acquired/purchased at end of the year (Level 3)	359,690	342,640

(i)
Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value ” on the Consolidated Statements of Operations.

Schedule of Effect Adverse Change in Derivative Assets and Liabilities	The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative liabilities as of December 31, 2024 and of the guarantee derivative assets as of December 31, 2025, respectively, given hypothetical changes in the cumulative loss rates:

As of December 31,2024
(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	5.9%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10% (ii)	417,725
Decrease by 10% (ii)	(417,725)
As of December 31,2025
(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	5.0%
Increase/(decrease) in fair value of guarantee derivative assets if the cumulative loss rates:
Increase by 10% (ii)	(319,096)
Decrease by 10% (ii)	319,096

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the original cumulative loss rates.

Summary of Effect Adverse Changes in Estimated Fair Value of the Loans	The following table summarizes the effect adverse changes in estimate would have on the fair value of the loans at fair value as of December 31, 2024 and 2025, given hypothetical changes in the expected future recovery rates:

	For the Year Ended December 31,
	2024	2025
	(RMB in thousands, except for percentages)
Weighted average expected future recovery rates(i)	2.6%	2.0%
Increase/(decrease) in fair value of loans at fair value if the expected future recovery rates:
Increase by 10% (ii)	35,969	34,639
Decrease by 10% (ii)	(35,969)	(34,639)

(i)
Expressed as a percentage of the principal balance of the loans acquired/purchased.
(ii)
Expressed as a percentage of the original expected future recovery rates.

Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Quantitative Information About The Significant Unobservable Inputs	The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2024 and 2025:

		Range of Inputs
		December 31, 2024			December 31, 2025
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee derivatives	Cumulative loss rates(i)	1.3%	9.9%	5.9%	1.4%	8.1%	5.0%
	Margins on cost of guarantee services	7.5%	7.5%	7.5%	7.5%	7.5%	7.5%
Loans at fair value	Expected future recovery rates(ii)	2.6%	2.6%	2.6%	2.0%	2.0%	2.0%

(i)
Expressed as a percentage of the outstanding principal balance of the loans.
(ii)
Expressed as a percentage of the principal balance of the loans acquired/purchased.